LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2019
LOSS PER ORDINARY SHARE
LOSS PER ORDINARY SHARE

NOTE 24 - LOSS PER ORDINARY SHARE:

a.	Basic

The basic loss per share is calculated by dividing the loss by the weighted average number of ordinary shares in issue during the period.

The following is data taken into account in the computation of basic loss per share:

	Year Ended December 31,
	2019	2018	2017
Loss (U.S. dollars in thousands)	42,304	38,820	45,544
Weighted average number of ordinary shares outstanding during the period (in thousands)	296,922	231,204	176,579
Basic loss per share (U.S. dollars)	0.14	0.17	0.26

b.	Diluted

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding, assuming conversion of all potentially dilutive ordinary shares, using the treasury stock method. The Company had two categories of potentially dilutive ordinary shares: warrants issued to investors and options issued to employees and service providers. The effect of these options and warrants for all reporting years is anti-dilutive.